Cover	May 28, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 28, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-36137
Entity Registrant Name	SPRAGUE RESOURCES LP
Entity Central Index Key	0001525287
Entity Tax Identification Number	45-2637964
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	185 International Drive
Entity Address, City or Town	Portsmouth
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03801
City Area Code	800
Local Phone Number	225-1560
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units Representing Limited Partner Interests
Trading Symbol	SRLP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false